SEASONS SERIES TRUST

Incorporated herein by reference is the Supplement to the Trust’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 29, 2015 (SEC Accession No. 0001193125-15-268130).